FINANCIAL INSTRUMENTS - Disclosure of detailed information about foreign currency risk (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash	$ 153,147	$ 1,433,838	$ 2,712,446	$ 3,377,464
Accounts receivable	1,091,304	1,065,411
Accounts payable and accrued liabilities	(2,138,658)	(933,410)
Amounts held in CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	32,456	50,792
Accounts receivable	70,075	92,731
Accounts payable and accrued liabilities	(278,780)	(128,670)
Net monetary assets (liabilities)	$ (176,249)	$ 14,853